Schedule of Notes and Loans Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total Notes and Loans Payable		$ 3,196,718	$ 35,000
Less: Unamortized Finance Cost		(1,174,247)
Less: Current Portion	$ (4,147,639)	(1,827,531)	(35,000)
Long-term Portion		194,940
Loan Payable One [Member]
Short-term Debt [Line Items]
Total Notes and Loans Payable		224,000	30,000
Note Payable One [Member]
Short-term Debt [Line Items]
Total Notes and Loans Payable			5,000
Note Payable Two [Member]
Short-term Debt [Line Items]
Total Notes and Loans Payable		2,675,239
Note Payable Three [Member]
Short-term Debt [Line Items]
Total Notes and Loans Payable		102,539
Note Payable Four [Member]
Short-term Debt [Line Items]
Total Notes and Loans Payable		$ 194,940